Parent Company Financial Statements (Condensed Parent Only Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Basic Earnings Per common share	$ 675.7	$ (592.3)	$ 14.8
Net cash flows provided by (used for) operations	1,453.6	908.5	856.0
Net cash flows provided by (used in) investing activities	(4,351.2)	490.9	4,268.1
Proceeds from the issuance of term debt	2,107.6	13,523.9	6,680.5
Repayments of term debt	(2,445.8)	(19,542.2)	(15,626.3)
Repurchase of common stock	(193.4)
Dividends paid	(20.1)
Net cash flows provided by (used in) financing activities	2,342.5	(2,328.9)	(7,208.8)
Net (decrease) increase in unrestricted cash and cash equivalents	(555.1)	(929.5)	(2,084.7)
Unrestricted cash and cash equivalents, beginning of period	5,636.2	6,565.7	8,650.4
Unrestricted cash and cash equivalents, end of period	5,081.1	5,636.2	6,565.7
CIT Group Inc. [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Basic Earnings Per common share	675.7	(592.3)	14.8
Equity in undistributed (earnings) losses of subsidiaries	(178.8)	(89.8)	(1,293.5)
Other operating activities, net	(88.2)	1,524.3	2,704.1
Net cash flows provided by (used for) operations	408.7	842.2	1,425.4
Decrease (increase) in investments and advances to subsidiaries	21.0	4,053.1	17,291.2
Other investing activities, net	(1,346.2)	89.1	(839.4)
Net cash flows provided by (used in) investing activities	(1,325.2)	4,142.2	16,451.8
Proceeds from the issuance of term debt	735.2	9,750.0	2,000.0
Repayments of term debt	(60.5)	(15,239.8)	(6,020.6)
Repurchase of common stock	(193.4)
Dividends paid	(20.1)
Net change in liabilities to subsidiaries	728.2	(1,139.5)	(13,614.7)
Net cash flows provided by (used in) financing activities	1,189.4	(6,629.3)	(17,635.3)
Net (decrease) increase in unrestricted cash and cash equivalents	272.9	(1,644.9)	241.9
Unrestricted cash and cash equivalents, beginning of period	1,322.6	2,967.5	2,725.6
Unrestricted cash and cash equivalents, end of period	$ 1,595.5	$ 1,322.6	$ 2,967.5